Mineral, Royalty and Other Interests - Carrying Amount Related to Mineral, Royalty and Other Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 37,845	$ 29,028
Impairment of mineral, royalty and other interests	2,660	4,475
Carrying Amount	395,533	374,206
Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	656,728	614,732
Net Additions (disposals)	60,724	41,996
Ending Cost	717,452	656,728
Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	282,522	249,255
Depletion	36,737	27,684
Depletion in Ending Inventory	0	1,108
Impairment of mineral, royalty and other interests	2,660	4,475
Ending	321,919	282,522
Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Impairment of mineral, royalty and other interests	2,400
Other Royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount		81,061
Other Royalties [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	204,775	203,198
Net Additions (disposals)		1,577
Ending Cost		204,775
Other Royalties [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	123,714	115,298
Depletion		3,941
Depletion in Ending Inventory		0
Impairment of mineral, royalty and other interests		4,475
Ending		123,714
Other [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount		0
Other [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	4,804	9,461
Net Additions (disposals)		(4,657)
Ending Cost		4,804
Other [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	4,804	4,670
Depletion		134
Depletion in Ending Inventory		0
Impairment of mineral, royalty and other interests		0
Ending		4,804
Other Royalties and Other [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	78,518
Other Royalties and Other [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	209,579
Net Additions (disposals)	862
Ending Cost	210,441	209,579
Other Royalties and Other [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	128,518
Depletion	3,193
Depletion in Ending Inventory	0
Impairment of mineral, royalty and other interests	212
Ending	131,923	128,518
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	10,106	10,723
BRAZIL | Aurizona [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	11,033	11,033
Net Additions (disposals)	58	0
Ending Cost	11,091	11,033
BRAZIL | Aurizona [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	310	310
Depletion	675	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	985	310
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	55,586	58,926
BRAZIL | Chapada Mine [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	69,528	69,528
Net Additions (disposals)	26	0
Ending Cost	69,554	69,528
BRAZIL | Chapada Mine [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	10,602	6,502
Depletion	3,366	4,100
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	13,968	10,602
CANADA | Bachelor Lake [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	0	465
CANADA | Bachelor Lake [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	24,029	24,009
Net Additions (disposals)	4	20
Ending Cost	24,033	24,029
CANADA | Bachelor Lake [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	23,564	23,183
Depletion	469	381
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	24,033	23,564
CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	8,405	9,708
CANADA | Black Fox [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	37,799	37,791
Net Additions (disposals)	18	8
Ending Cost	37,817	37,799
CANADA | Black Fox [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	28,091	26,831
Depletion	1,321	1,260
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	29,412	28,091
CANADA | Bracemac Mcleod [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	3,396	4,974
CANADA | Bracemac Mcleod [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	21,495	21,495
Net Additions (disposals)	0	0
Ending Cost	21,495	21,495
CANADA | Bracemac Mcleod [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	16,521	15,194
Depletion	1,578	1,327
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	18,099	16,521
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	19,838	29,542
CANADA | Diavik [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	53,111	53,111
Net Additions (disposals)	0	0
Ending Cost	53,111	53,111
CANADA | Diavik [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	23,569	17,872
Depletion	7,256	5,697
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	2,448	0
Ending	33,273	23,569
CANADA | Ming [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	9,015	10,204
CANADA | Ming [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	20,070	20,070
Net Additions (disposals)	0	0
Ending Cost	20,070	20,070
CANADA | Ming [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	9,866	9,046
Depletion	1,189	120
Depletion in Ending Inventory	0	700
Impairment of mineral, royalty and other interests	0	0
Ending	11,055	9,866
ECUADOR | Fruta del Norte [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	33,225
ECUADOR | Fruta del Norte [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	33,259
Ending Cost	33,259	0
ECUADOR | Fruta del Norte [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	34
Depletion in Ending Inventory	0
Impairment of mineral, royalty and other interests	0
Ending	34	0
TURKEY | Hod Maden [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	5,818	5,818
TURKEY | Hod Maden [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	5,818	5,818
Net Additions (disposals)	0	0
Ending Cost	5,818	5,818
TURKEY | Hod Maden [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	0	0
BURKINA FASO | Hounde [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	36,586	40,558
BURKINA FASO | Hounde [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	45,036	0
Net Additions (disposals)	65	45,036
Ending Cost	45,101	45,036
BURKINA FASO | Hounde [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	4,478	0
Depletion	4,037	4,478
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	8,515	4,478
BURKINA FASO | Karma Gold [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	13,041	16,416
BURKINA FASO | Karma Gold [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,289	26,289
Net Additions (disposals)	0	0
Ending Cost	26,289	26,289
BURKINA FASO | Karma Gold [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	9,873	6,203
Depletion	3,375	3,270
Depletion in Ending Inventory	0	400
Impairment of mineral, royalty and other interests	0	0
Ending	13,248	9,873
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	35,351	35,351
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	35,351	35,351
Net Additions (disposals)	0	0
Ending Cost	35,351	35,351
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	0	0
UNITED STATES | Relief Canyon [Member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	26,416
UNITED STATES | Relief Canyon [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	26,416
Ending Cost	26,416	0
UNITED STATES | Relief Canyon [Member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	0
Depletion in Ending Inventory	0
Impairment of mineral, royalty and other interests	0
Ending	0	0
MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	1,744	2,296
MEXICO | Santa Elena [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	23,354	23,342
Net Additions (disposals)	0	12
Ending Cost	23,354	23,354
MEXICO | Santa Elena [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	21,058	20,466
Depletion	552	584
Depletion in Ending Inventory	0	8
Impairment of mineral, royalty and other interests	0	0
Ending	21,610	21,058
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	58,488	68,164
ARGENTINA | Yamana Silver Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	74,236	74,236
Net Additions (disposals)	16	0
Ending Cost	74,252	74,236
ARGENTINA | Yamana Silver Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	6,072	3,680
Depletion	9,692	2,392
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	$ 15,764	$ 6,072